Earnings per share (Table) (details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to Dryships Inc.	$ (47,512)	$ (223,093)	$ (246,778)
Less: Non-vested common stock dividends declared and undistributed earnings	(697)	(56)	0
Basic EPS
Income/(loss) available to common stockholders	(48,209)	(223,149)	(246,778)
Weighted average number of outstanding shares, basic	456,031,628	384,063,306	380,159,088
Amount per share	$ (0.11)	$ (0.58)	$ (0.65)
Dilutive effect of securities	0	0	0
Diluted EPS
Income/ (Loss) available to common stockholders	$ (48,209)	$ (223,149)	$ (246,778)
Weighted average number of outstanding shares, diluted	456,031,628	384,063,306	380,159,088
Amount per share	$ (0.11)	$ (0.58)	$ (0.65)